UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM 13F

FORM 13F COVER PAGE

Report for the Quarter Ended:  December 31, 2010

Check here if Amendment [ ]; Amendment Number:

This Amendment (Check only one.):

[ ] is a restatement.
[ ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name: 	Siphron Capital Management
Address:280 South Beverly Drive, suite 412
	Beverly Hills, CA 90212

13F File Number:  28-3316

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this submission.

Person Signing this Report on Behalf of Reporting Manager:

Name:	Melissa S. Sohn
Title:	Operations Manager
Phone:	310-858-7281
Signature, 		Place, 			and Date of Signing:

Melissa S. Sohn   Beverly Hills, California	February 14, 2011

Report Type (Check only one) :

[X]      13F HOLDINGS REPORT.

[ ]      13F NOTICE.

[ ]      13F COMBINATION REPORT.

List of Other Managers Reporting for this Manager: Not Applicable.

FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:  0

Form 13F Information Table Entry Total:  48

Form 13F Information Table Value Total:  $187,368

List of Other Included Managers: Not Applicable.

Form 13F INFORMATION TABLE
				     	     VALUE     QUANTITY  SH/	PUT/	INV	OTH	VTG
NAME OF ISSUER		CLASS	CUSIP	   (x$1,000)   OF SHARES PRN	CALL	DSCRN	MGR	AUT

Accenture Corp.		COM	G1151C101	145	3,000	SH	NA	SOLE	NA	SOLE
Altera Corp.		COM	021441100	171	4,800	SH	NA	SOLE	NA	SOLE
Amazon.Com, Inc.	COM	023135106	6,282	34,900	SH	NA	SOLE	NA	SOLE
Amgen Inc.		COM	031162100	3,840	69,940	SH	NA	SOLE	NA	SOLE
Anadarko		COM	032511107	6,049	79,430	SH	NA	SOLE	NA	SOLE
Analog Devices		COM	032654105	113	3,000	SH	NA	SOLE	NA	SOLE
Ansys Inc.		COM	03662Q105	156	3,000	SH	NA	SOLE	NA	SOLE
Apple Inc.		COM	037833100	8,806	27,300	SH	NA	SOLE	NA	SOLE
Autodesk, Inc.		COM	052769106	8,788	230,050	SH	NA	SOLE	NA	SOLE
BMC Software		COM	055921100	127	2,700	SH	NA	SOLE	NA	SOLE
Becton, Dickinson	COM	075887109	7,161	84,720	SH	NA	SOLE	NA	SOLE
Bristol-Myers Squibb	COM	110122108	5,716	215,850	SH	NA	SOLE	NA	SOLE
Broadcom Corp Com	COM	111320107	44	1,000	SH	NA	SOLE	NA	SOLE
Campbell Soup		COM	134429109	3,631	104,500	SH	NA	SOLE	NA	SOLE
Caterpillar Inc.	COM	149123101	7,694	82,150	SH	NA	SOLE	NA	SOLE
Cisco Systems		COM	17275R102	5,418	267,800	SH	NA	SOLE	NA	SOLE
Clorox Co.		COM	189054109	4,692	74,150	SH	NA	SOLE	NA	SOLE
Cognizant Technology	COM	192446102	147	2,000	SH	NA	SOLE	NA	SOLE
Costco Cos. Inc Com	COM	22160K105	6,411	88,780	SH	NA	SOLE	NA	SOLE
Cummins Inc.		COM	231021106	5,887	53,510	SH	NA	SOLE	NA	SOLE
Deere & Co.		COM	244199105	6,764	81,450	SH	NA	SOLE	NA	SOLE
EMC Corp.		COM	268648102	6,389	279,000	SH	NA	SOLE	NA	SOLE
Fiserv Inc.		COM	337738108	105	1,800	SH	NA	SOLE	NA	SOLE
General Electric Co.	COM	369604103	6,959	380,500	SH	NA	SOLE	NA	SOLE
General Mills, Inc.	COM	370334104	4,591	129,000	SH	NA	SOLE	NA	SOLE
Google, Inc.		COM	38259P508	6,067	10,215	SH	NA	SOLE	NA	SOLE
Hewlett-Packard Co.	COM	428236103	105	2,500	SH	NA	SOLE	NA	SOLE
Int'l Business Machines	COM	459200101	4,021	27,400	SH	NA	SOLE	NA	SOLE
Intel Corp.		COM	458140100	5,480	260,600	SH	NA	SOLE	NA	SOLE
Intuit, Inc.		COM	461202103	5,701	115,630	SH	NA	SOLE	NA	SOLE
Johnson & Johnson	COM	478160104	4,683	75,720	SH	NA	SOLE	NA	SOLE
Kraft Foods Inc.	COM	50075N104	5,322	168,900	SH	NA	SOLE	NA	SOLE
Lauder Estee Cos Inc.	COM	518439104	8,600	106,570	SH	NA	SOLE	NA	SOLE
Linear Technology	COM	535678106	142	4,100	SH	NA	SOLE	NA	SOLE
Marvell Technology Grp	COM	G5876H105	74	4,000	SH	NA	SOLE	NA	SOLE
McAfee Inc		COM	579064106	88	1,900	SH	NA	SOLE	NA	SOLE
McCormick & Co, Inc.	COM	579780206	5,644	121,300	SH	NA	SOLE	NA	SOLE
McDonald's Corp.	COM	580135101	3,582	46,670	SH	NA	SOLE	NA	SOLE
Medtronic Inc.		COM	585055106	4,488	120,990	SH	NA	SOLE	NA	SOLE
Microchip Tech.		COM	595017104	5,705	166,750	SH	NA	SOLE	NA	SOLE
Netapp Inc.		COM	64120L104	220	4,000	SH	NA	SOLE	NA	SOLE
Netflix			COM	64110L106	141	800	SH	NA	SOLE	NA	SOLE
Oracle			COM	68389X105	175	5,600	SH	NA	SOLE	NA	SOLE
PepsiCo, Inc.		COM	713448108	3,498	53,550	SH	NA	SOLE	NA	SOLE
Texas Instruments	COM	882508104	124	3,800	SH	NA	SOLE	NA	SOLE
Union Pacific		COM	907818108	5,858	63,220	SH	NA	SOLE	NA	SOLE
United Parcel Service	COM	911312106	5,713	78,710	SH	NA	SOLE	NA	SOLE
Visa Inc.		COM	92826C839	5,851	83,130	SH	NA	SOLE	NA	SOLE